Employee benefit obligations - Schedule of major categories of the defined benefit plan assets for the SRP (Parenthetical) (Detail)	Dec. 31, 2025
Disclosure Of Major Categories Of Defined Benefit Plan Asset [Abstract]
Percentage Of Investment In Net Assets	80.00%